Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment consisted of the following as of the date indicated:

	December 31, 2018	December 31, 2017
Office equipment and furniture	$14,567	$9,252
Less: accumulated depreciation	$(4,991)	$(2,347)
Plant and equipment, net	$9,576	$6,905

Depreciation expenses were $2,644 and $2,347 for the years ended December 31, 2018 and 2017, respectively.